UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

 Syracuse, New York 13204

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

NYSA Trust

NYSA Fund

Semi-Annual Report
September 30, 2008
(Unaudited)

NYSA FUND

Portfolio Illustration

September 30, 2008 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	NYSA FUND
	Schedule of Investments
	September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCK - 94.33%

Aircraft Engines - 1.39%
1,000	United Technologies Corp.	$ 60,060

Bank & Thrift - 0.35%
3,000	Hancock Bank & Thrift Opportunity	15,120

Bankbooks - 3.32%
10,000	Deluxe Corp.	143,900

Beverages - 8.23%
5,000	Pepsico, Inc.	356,350

Electric Services - 2.36%
900,000	McKenzie Bay International Ltd. *	84,600
10,000	US Geothermal, Inc. *	17,800
		102,400
Electromedical Apparatus - 6.02%
6,000	St. Jude Medical, Inc. *	260,940

Electronic & Other Electrical Equipment - 7.37%
6,000	General Electric Co.	153,000
4,000	Honeywell, Inc.	166,200
		319,200
Fabricated Metal Products - 5.11%
8,500	Sun Hydraulics Corp.	221,340

Food & Kindred Products - 4.40%
7,000	Unilever Plc.	190,470

General Machinery & Equipment - 1.59%
2,000	Pall Corp.	68,780

Industrial Instruments - 0.82%
1,672	Mesa Laboratories	35,530

Industrial Organic Chemicals - 0.07%
20,000	Global Green Solutions, Inc. *	3,000

Instruments for Measuring Electricity - 0.86%
10,000	Adher Test Systems *	37,100

Manufacturer-Plastic Containers - 2.25%
97,539	Espsco LLC. + *	97,539

Miscellaneous Electrical Machinery - 1.25%
13,000	Advanced Battery Technologies, Inc. *	41,990
2,000	Fuelcell Energy, Inc. *	12,060
		54,050
Miscellaneous Plastic Products - 0.25%
10,000	Lightwave Logic, Inc. *	11,000

Newspapers, Printing & Publishing - 0.04%
3,900	Gatehouse Media, Inc. *	1,911

Oil & Gas Field Machinery & Equiptment - 5.01%
15,000	Bolt Techology Corp. *	217,050

Oil & Gas Field Exploration Services - 3.85%
200,000	Black Dragon Resources Companies, Inc. *	3,200
3,500	Dawson Geographics Co. *	163,415
		166,615
Perfumes & Cosmetics - 0.01%
36,500	Tasker Products Corp. *	548

Pharmacueitcal Prepartions - 6.40%
4,000	Johnson & Johnson	277,120

Railroad Equiptment - 1.47%
7,600	Portec Rail Products, Inc.	63,688

Retail Eating - 5.63%
500	Chipotle Mexican Grill, Inc. *	27,745
3,500	McDonalds Corp.	215,950
		243,695
Services - Engineering and Accounting - 3.05%
4,000	Paychex, Inc.	132,120

Services-Comercial, Physical & Biological Research - 0.05%
100,000	Power 3 Medical Products, Inc. *	2,300

Services - Engineering Services - 0.78%
1,000	VSE Corp.	33,730

Soaps & Detergents - 8.85%
5,500	Procter & Gamble Co.	383,295

Software - 0.46%
220,000	Nibex, Inc. + *	19,800

Surgical & Medical Instruments - 13.09%
13,000	Accuray, Inc. *	104,910
2,533	Angiodynamics, Inc. *	40,021
3,100	Cardiac Science Corp. *	32,116
3,000	Stryker Corp. *	186,900
67,666	Transluminal Technologies LLC + *	202,998
		566,945

TOTAL FOR COMMON STOCK (Cost $4,502,648) - 94.33%		4,085,596

CLOSED END MUTUAL FUND - 0.87%
43,500	Universal Capital Management, Inc. *	37,845
TOTAL FOR CLOSED END MUTUAL FUND (Cost $33,378) - 0.87%		37,845

SHORT TERM INVESTMENTS - 2.82%
122,166	Huntington Treasury Money Market IV 0.69% ** (Cost $122,166)	122,166

TOTAL INVESTMENTS (Cost $4,658,192) - 98.02%		4,245,607

ASSETS IN EXCESS OF OTHER LIABILITIES - 1.98%		85,654

NET ASSETS - 100.00%		$ 4,331,261

* Non-income producing securities during the period.

+ Restricted Security

 ** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2008.

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Assets and Liabilities
September 30, 2008 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $4,658,192)	$ 4,245,607
Receivables:
Securities Sold	97,724
Prepaid Expenses	5,461
Dividends and Interest	2,889
Total Assets	4,351,681
Liabilities:
Payables:
Accrued Management Fees	9,919
Other Accrued Expenses	10,501
Total Liabilities	20,420
Net Assets	$ 4,331,261

Net Assets Consist of:
Paid In Capital	$ 9,386,921
Accumulated Undistributed Net Investment Loss	(32,811)
Accumulated Undistributed Realized Loss on Investments	(4,610,264)
Unrealized Depreciation in Value of Investments	(412,585)
Net Assets, for 539,896 Shares Outstanding	$ 4,331,261

Net Asset Value and Redemption Price Per Share	$ 8.02

Maximum Offering Price Per Share ($8.02/97.5%)	$ 8.23

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Operations
For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Dividends	$ 38,296
Interest	2,793
Total Investment Income	41,089

Expenses:
Advisory Fees (Note 3)	22,193
Transfer Agent Fees	11,117
Legal Fees	9,536
Compliance Fees	9,075
Audit Fees	7,211
Custodial Fees	3,025
Trustee Fees	3,009
Miscellaneous Fees	2,788
Printing and Mailing Fees	1,807
Insurance Fees	1,690
Service Fees (Note 3)	1,549
Administrative Fees	717
Blue Sky Fees	183
Total Expenses	73,900

Net Investment Loss	(32,811)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	297,385
Net Change in Unrealized Depreciation on Investments	(152,688)
Realized and Unrealized Gain on Investments	144,697

Net Increase in Net Assets Resulting from Operations	$ 111,886

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statements of Changes in Net Assets

		(Unaudited)
		Six Months	For the Year
		Ended	Ended
		9/30/2008	3/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss		$ (32,811)	$ (37,669)
Net Realized Gain on Investments		297,385	430,149
Unrealized Depreciation on Investments		(152,688)	(531,359)
Net Increase (Decrease) in Net Assets Resulting from Operations		111,886	(138,879)

Distributions to Shareholders:
Net Investment Income		-	-
Realized Gains		-	-
Total Dividends and Distributions Paid to Shareholders		-	-

Capital Share Transactions (Note 5)		21,943	822,438

Total Increase in Net Assets		133,829	683,559

Net Assets:
Beginning of Period		4,197,432	3,513,873

End of Period	(including undistributed net investment loss of $(32,811) and
$0, respectively)		$ 4,331,261	$ 4,197,432

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	9/30/2008	3/31/2008	3/31/2007	3/31/2006	3/31/2005	3/31/2004

Net Asset Value, at Beginning of Period	$ 7.82	$ 8.06	$ 8.96	$ 8.05	$ 8.95	$ 5.73

Income From Investment Operations:
Net Investment Income (Loss) *	(0.06)	(0.07)	(0.10)	(0.11)	(0.13)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.26	(0.17)	(0.80)	1.02	(0.77)	3.30
Total from Investment Operations	0.20	(0.24)	(0.90)	0.91	(0.90)	3.22

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00	0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 8.02	$ 7.82	$ 8.06	$ 8.96	$ 8.05	$ 8.95

Total Return **	2.56%	(2.98)%	(10.04)%	11.30%	(10.06)%	56.19%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,331	$ 4,197	$ 3,513	$ 4,673	$ 4,825	$ 6,139
Before Waiver
Ratio of Expenses to Average Net Assets	3.33%	3.36%	3.16%	3.07%	2.69%	3.04%
After Waiver
Ratio of Expenses to Average Net Assets	3.33%	3.29%	1.98%	1.98%	1.98%	1.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.48)%	(0.92)%	(1.14)%	(1.32)%	(1.42)%	(1.02)%
Portfolio Turnover	227%	286%	64%	122%	97%	123%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The NYSA Fund (the “Fund”) is a non-diversified series of the NYSA Series Trust (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The Fund seeks to provide long-term capital growth by investing primarily in the common stocks of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

The following is a summary of the Fund's significant accounting policies:

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

        Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the fiscal year ended March 31, 2008 the Fund did not pay any distributions to its shareholders.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS(Continued)

September 30, 2008 (Unaudited)

Federal Income Taxes – It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Reclassifications – In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of March 31, 2008, the Fund recorded permanent book/tax differences of $37,669 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $4,490,898 and $4,558,683 respectively, for the six months ended September 30, 2008.

Net unrealized depreciation of the Fund’s investments at September 30, 2008 was $412,585 (gross unrealized appreciation of $206,835; gross unrealized depreciation of $619,420).

3.   TRANSACTIONS WITH AFFILIATES

Advisory Agreement -Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.  For the six months ended September 30, 2008 the Advisor was paid Advisory fees of $22,193.

For the six months ended September 30, 2008 compliance fees of $9,075 were paid to the Fund’s Chief Compliance Officer, who also serves as secretary of the Fund.

Portfolio Transactions - Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment adviser.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Advisor, were $15,884 for the six months ended September 30, 2008.

Implementation of a Service Fee Plan - Effective August 1, 2007, the Fund has adopted a Service Fee Plan, pursuant to which the Fund will incur expenses of up to 0.25% per year of the Fund’s net assets.  Under the Service Fee Plan, the Fund is permitted to reimburse the Underwriter for a portion of its expenses incurred in servicing shareholder accounts.  For the six months ended September 30, 2008 $1,549 was paid to the Underwriter, Pinnacle Investments LLC, for reimbursement of expenses in connection with shareholder accounts.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS(Continued)

September 30, 2008 (Unaudited)

4.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2008, National Financial Services, for the benefit of others, in aggregate owned more than 78% of the Fund.

5.   RESTRICTED SECURITIES

The investment in 220,000 shares of Nibex, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.09 per share after considering certain pertinent factors, including the results of operations of Nibex, Inc. since the date of purchase of July 21, 2003 for $200,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Nibex, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

The investment in 67,666 shares of Transluminal Technologies, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $3 per share after considering certain pertinent factors, including the results of operations of Transluminal Technologies, Inc. since the date of purchase of September 14, 2007 for $34,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Transluminal Technologies, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

6.   TAX MATTERS

As of September 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Net Investment Loss	$(32,811)
Realized Loss on Investments	(4,610,264)
Unrealized depreciation	(412,585)

As of September 30, 2008, the Fund has federal income tax capital loss carry forwards of approximately $4,752,512 expiring as follows:

Year	Amount
2010	$1,504,043
2011	1,498,099
2012	1,482,962
2014	267,408

NYSA FUND

NOTES TO FINANCIAL STATEMENTS(Continued)

September 30, 2008 (Unaudited)

7.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $9,386,921 as of September 30, 2008.  Transactions in capital for the six month period ended September 30, 2008 and the fiscal year ended September 30, 2007 were as follows:

	Six Months Ended September 30, 2008	Year Ended March 31, 2008
Shares sold	30,785	190,044
Shares redeemed	(27,904)	(88,805)
Net increase (decrease) in shares	2,881	101,239

	Six Months Ended September 30, 2008	Year Ended March 31, 2008
Proceeds from sale of shares	$249,795	$1,537,255
Cost of shares redeemed	(227,852)	(714,817)
Net increase (decrease) in capital share transactions	$21,943	$822,438

Implementation of a Sales Charge - Effective as of May 14, 2007, shares of the Fund are offered to the public on a continuous basis subject to a front-end sales charge (load) which decreases as a percentage of the public offering price as determined by a breakpoint schedule at successively higher levels of investment. As described in the Prospectus dated August 1, 2006, as supplemented on April 10, 2007 and May 23, 2007, the front-end sales charge is eliminated on purchases of $1 million or more.  From April 1, 2005 through May 11, 2007, shares of the Fund were offered to the public at net asset value.  The maximum sales charge is 2.5%.

8.   NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on April 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements were to be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in

NYSA FUND

NOTES TO FINANCIAL STATEMENTS(Continued)

September 30, 2008 (Unaudited)

pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                              Investments                  Other Financial

        Valuation Inputs:                                          In Securities                     Instruments

        Level 1 – Quoted Prices                                 $3,925,270                          $          -

        Level 2 – Significant Other Observable Inputs  320,337                                      -

        Level 3 – Significant Unobservable Inputs                    -                                      -

             Total                                                          $4,245,607                         $           -

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.  Management is currently evaluating the application of FAS 157 to the Fund and will provide additional information in relation to FAS 157 on the Fund’s semi-annual financial statements for the period ending September 30, 2008.

NYSA FUND
Expense Illustration
September 30, 2008 (Unaudited)

Expense Example

As a shareholder of the NYSA FUND , you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008 through September 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2008	September 30, 2008	April 1,2008 to September 30, 2008

Actual	$1,000.00	$1,025.58	$16.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.35	$16.72

* Expenses are equal to the Fund's annualized expense ratio of 3.33%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NYSA FUND

TRUSTEES AND OFFICERS (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Joseph Masella One Unity Plaza at Franklin Square, Syracuse, NY Age: 58	Trustee	Since February 1997	1	Executive Vice President and a Director of Unity Mutual Life Insurance Company
John R. Dobeck 8181 Cranes Watch Circle, Baldwinsville, NY Age: 53	Trustee	Since April 2007	1	President of Stainless and Aluminum Division for Macsteel from April 1988 to present.
Mark E. Wadach 110 Treeland Circle, Syracuse, NY Age: 57	Trustee	Since February 1997	1

Sales Representative/Consultant for Upstate Utilities & Consultants from November 2007 to present. Sales Representative for Morabito Gas & Electric Company from November 2007 to October 2000, he was a Mortgage Consultant for Syracuse Securities (a real estate financing firm).

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregg A. Kidd [1] 507 Plum St. Syracuse, NY Age: 46	President and Trustee	Since November 1996	1	President of Pinnacle Investments, Inc. and Pinnacle Advisors LLC.
Daniel F. Raite 507 Plum St. Syracuse, NY Age:60	Treasurer	Since November 1996	1	Vice President of Pinnacle Investments, Inc. and CCO for Pinnacle Advisors LLC
Michael Samoraj 507 Plum St. Syracuse, NY Age:49	Chief Compliance Officer, Secretary	Since October 2004 Since April 2003	1	Registered representative and principal for Pinnacle Investments Inc.

1 Gregg A. Kidd is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

NYSA FUND

ADDITIONAL INFORMATION

September 30, 2008 (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 5, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Series Trust

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 5, 2008

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 5, 2008

* Print the name and title of each signing officer under his or her signature.